LOAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
LOAN RECEIVABLES
Schedule of Loan receivables

USDm	2022	2021	2020
Loan receivables
Cost:
Balance as of 01 January	4.7	4.7	4.7
Balance as of 31 December	4.7	4.7	4.7

Expected credit loss:
Balance as of 01 January	0.1	0.1	0.1
Balance as of 31 December	0.1	0.1	0.1

Carrying amount as of 31 December	4.6	4.6	4.6